Prepayments and other current assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and other current assets
Prepayment of intent acquisition	¥ 100,000
Deposits to financial partners and other vendors	24,809		¥ 33,969
Prepaid expenses	16,186		19,555
Prepaid input VAT	8,618		6,607
Short-term loan to a third party	1,500		5,392
Receivables from third-party online payment platforms and business partners	1,477		959
Advance to staff	289		238
Others	4,344		940
Total prepayments and other current assets	157,223		67,660
Bad debt provision	(2,136)		(1,500)
Total prepayments and other current assets, net	¥ 155,087	$ 24,336	¥ 66,160